Leases - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Lessee, Lease, Description [Line Items]
Short-term lease expenses	$ 17
Operating lease expenses	162
Right-of-use asset	450
Operating lease liabilities	449
Leased assets obtained in exchange for operating lease obligations	117
Operating cash outflow for amounts included in the measurement of operating lease obligations	$ 162
Weighted average remaining lease term	6 years 10 months 24 days
Weighted average discount rate	3.40%
Depreciation expense on equipment operating leases	$ 250
Depreciation expense on equipment operating leases		$ 256	$ 305
Minimum
Lessee, Lease, Description [Line Items]
Operating lease term	3 years
Maximum
Lessee, Lease, Description [Line Items]
Operating lease term	5 years